Provision for Decommissioning Costs - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Increase to provision	$ 5,642
Top of range [member]
Disclosure of other provisions [line items]
Increase Decrease Through Reduction On Discount Rate Adjusted To Risk	4.22%
Bottom of range [member]
Disclosure of other provisions [line items]
Increase Decrease Through Reduction On Discount Rate Adjusted To Risk		5.17%